Consolidated Statements of Changes in Shareholders' Equity - CAD ($) $ in Millions	Total	Share capital [Member]	Contributed surplus [Member]	Retained Earnings [Member]	Accumulated other comprehensive loss [Member]	Equity attributable to owners of parent [Member]	Equity attributable to non-controlling interests [Member]
Balance at Aug. 31, 2019	$ 6,263	$ 4,605	$ 26	$ 1,723	$ (94)	$ 6,260	$ 3
Net income	329	0	0	329	0	329	0
Other comprehensive income	(5)	0	0	0	(5)	(5)	0
Comprehensive income	324	0	0	329	(5)	324	0
Dividends	(272)	0	0	(272)	0	(272)	0
Dividend reinvestment plan	0	37	0	(37)	0	0	0
Distributions declared to non-controlling interest	(3)	0	0	0	0	0	(3)
Shares issued under stock option plan	5	6	(1)	0	0	5	0
Shares repurchased	(105)	(35)	0	(70)	0	(105)	0
Share-based compensation	1	0	1	0	0	1	0
Balance at Feb. 29, 2020	6,213	4,613	26	1,673	(99)	6,213	0
Balance at Aug. 31, 2020	6,233	4,602	27	1,703	(99)	6,233	0
Net income	380	0	0	380	0	380	0
Other comprehensive income	23	0	0	0	23	23	0
Comprehensive income	403	0	0	380	23	403	0
Dividends	(300)	0	0	(300)	0	(300)	0
Dividend reinvestment plan	0	0	0	0	0	0	0
Distributions declared to non-controlling interest	0	0	0	0	0	0	0
Shares issued under stock option plan	1	1	0	0	0	1	0
Shares repurchased	(300)	(116)	0	(184)	0	(300)	0
Share-based compensation	0	0	0	0	0	0	0
Balance at Feb. 28, 2021	$ 6,037	$ 4,487	$ 27	$ 1,599	$ (76)	$ 6,037	$ 0